RESERVES - Schedule of options granted and vesting with allocations to functional expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement
Share-based payments expense	$ 1,146,707	$ 1,401,414	$ 758,927
Research And Development Expenses
Disclosure of terms and conditions of share-based payment arrangement
Share-based payments expense	304,786	324,528	(3,870)
General And Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement
Share-based payments expense	$ 841,921	$ 1,076,886	$ 762,797